Annual Operating Expenses - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 28, 2023
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Operating Expenses:
Management fee	0.51%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual operating expenses	0.97%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Operating Expenses:
Management fee	0.51%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual operating expenses	1.77%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Operating Expenses:
Management fee	0.51%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.21%
Total annual operating expenses	1.22%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Operating Expenses:
Management fee	0.51%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.74%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Operating Expenses:
Management fee	0.51%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.59%